Schedule 1 - Condensed Financial Statements of the Company (Details) - Condensed Balance Sheet ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,115,266	$ 172,167	¥ 2,103,068	$ 324,658	¥ 2,288,623	¥ 2,525,618
Other receivables	51,828	8,001	88,149
Total current assets	3,513,061	542,324	3,301,726
Non-current assets:
Total assets	4,014,428	619,721	3,748,486
Current liabilities:
Total liabilities	580,859	89,669	414,226
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,150,565,906 and 1,155,059,526 as of December 31, 2014 and 2015, respectively)	8,592	1,326	8,563
Additional paid-in capital	2,454,244	378,870	2,601,401
Accumulated other comprehensive loss	(50,048)	(7,726)	(105,106)
Subscription receivables	(268,829)	(41,500)	(257,491)
Total shareholders’ equity	3,317,430	512,123	3,210,752
Total liabilities and shareholders' equity	4,014,428	619,721	3,748,486
Parent Company [Member]
Current assets:
Cash and cash equivalents	5,349	826	9,707	$ 1,499	¥ 11,471	¥ 14,589
Other receivables	213,806	33,006	296
Amounts due from subsidiaries	1,394,118	215,215	1,539,702
Total current assets	1,613,273	249,047	1,549,705
Non-current assets:
Investment in subsidiaries	1,736,488	268,067	1,700,295
Total assets	3,349,761	517,114	3,250,000
Current liabilities:
Other payables	4,602	710	2,723
Amounts due to subsidiaries	27,729	4,281	36,525
Total liabilities	32,331	4,991	39,248
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,150,565,906 and 1,155,059,526 as of December 31, 2014 and 2015, respectively)	8,592	1,326	8,563
Additional paid-in capital	2,454,244	378,870	2,601,401
Retained earnings	1,173,471	181,153	963,385
Accumulated other comprehensive loss	(50,048)	(7,726)	(105,106)
Subscription receivables	(268,829)	(41,500)	(257,491)
Total shareholders’ equity	3,317,430	512,123	3,210,752
Total liabilities and shareholders' equity	¥ 3,349,761	$ 517,114	¥ 3,250,000